Net Defined Benefit Liabilities (Assets) - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,365,793	₩ 2,218,655
Fair value of plan assets	(2,462,925)	(2,478,143)
Liabilities	63,616	51,654
Assets	₩ 160,748	₩ 311,142